Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Lease Obligations [Abstract]
2018	$ 91
2019	72
2020	54
2021	56
2022	5
Total minimum payments required	$ 278